Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Finance Costs [Abstract]
Schedule of Finance Cost

For the years ended December 31,	2017	2016	2015

Interest Expense – Short-Term Borrowings and Long-Term Debt	571	341	328
Unwinding of Discount on Decommissioning Liabilities (Note 24)	48	28	25
Other	26	21	28
	645	390	381